Earnings Per Share - Summary of Earnings Per Share - 2019, 2018 and 2017 (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net profit attributable to RELX PLC shareholders	£ 1,505	£ 1,422	£ 1,648
Weighted average number of shares, Basic	1,943.5	1,977.2	2,019.4
EPS, Basic	£ 0.774	£ 0.719	£ 0.816
Net profit attributable to RELX PLC shareholders	£ 1,505	£ 1,422	£ 1,648
Weighted average number of shares, Diluted	1,956.2	1,990.8	2,035.2
EPS, Diluted	£ 0.769	£ 0.714	£ 0.810